SCHEDULE OF PREVIOUSLY REPORTED CONSOLIDATED BALANCE SHEET (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued and other liabilities	$ 786,931	$ 701,844	$ 219,815
Accumulated deficit	$ (27,368,238)	(27,338,109)	$ (2,470,588)
Previously Reported [Member]
Accrued and other liabilities		592,822
Accumulated deficit		(27,229,088)
Revision of Prior Period, Adjustment [Member]
Accrued and other liabilities		109,022
Accumulated deficit		$ (109,022)